ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Supplement dated March 8, 2013,

 to the Prospectus dated April 30, 2012 and Supplemented on August 2, 2012 and December 10, 2012

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

1.
Effective as of January 1, 2013, all references to Jeffery R. Lindsey and Bryan Krause are deleted as portfolio managers for the AZL®  BlackRock Capital Appreciation Fund.  Lawrence Kemp is added as the portfolio manager for the AZL®  BlackRock Capital Appreciation Fund.

The third paragraph under the “Management” section for the AZL BlackRock Capital Appreciation Fund on page 8 is deleted and replaced with the following paragraph:

The portfolio manager for the Fund is, since January 2013, Lawrence Kemp, Managing Director.

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The “Portfolio Managers of the Fund” section for the AZL BlackRock Capital Appreciation Fund on page 132 is deleted and replaced with the following paragraph:

Lawrence Kemp has been a Managing Director of BlackRock, Inc. since joining BlackRock in 2012.  He previously served as a Managing Director with UBS Global Asset Management. Mr. Kemp is primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.

*   *   *   *   *

2.	At a meeting held December 5, 2012, the Board of Trustees approved the merger of the following Acquired Fund into the corresponding Acquiring Fund.

Acquired Fund	Acquiring Fund
AZL Allianz AGIC Opportunity Fund	AZL Oppenheimer Discovery Fund

Completion of the merger is subject to a number of conditions, including approval by shareholders of the Acquired Fund.  It is currently anticipated that proxy materials regarding the merger will be distributed to shareholders of the Acquired Fund in the first quarter of 2013, and that a special meeting of shareholders to consider the merger will be held in the second quarter of 2013.  Subject to satisfaction of these and other conditions of the merger, it is anticipated that the merger will become effective as soon as practicable following shareholder approval.

*   *   *   *   *

3.
Effective as of February 20, 2013, all references to J. Patrick Rogers are deleted as a portfolio manager for the AZL®  Gateway Fund.  Kenneth H. Toft is added as a portfolio manager for the AZL®  Gateway Fund.

The third paragraph under the “Management” section for the AZL Gateway Fund on page 42 is deleted and replaced with the following paragraph:

The portfolio managers for the Fund, since inception, are Paul R. Stewart, chief executive officer and president, Michael T. Buckius, chief operating officer, and since February 2013, Kenneth H. Toft, CFA, senior vice president.

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The “Portfolio Managers of the Fund” section for the AZL Gateway Fund on page 136 is deleted and replaced with the following paragraphs:

The portfolio managers for the Fund, since inception, are Paul R. Stewart, chief executive officer and president, Michael T. Buckius, chief operating officer, and since February 2013, Kenneth H. Toft, CFA, senior vice president.

  AZLPRO-003-0512

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Supplement dated March 8, 2013,

to the Statement of Additional Information dated April 30, 2012 and Supplemented on August 2, 2012 and December 10, 2012

This supplement updates certain information contained in the Statement of Additional Information and should be attached to the Statement of Additional Information and retained for future reference.

1.
Effective as of January 1, 2013, all references to Jeffery R. Lindsey and Bryan Krause are deleted as portfolio managers for the AZL®  BlackRock Capital Appreciation Fund.  Lawrence Kemp is added as the portfolio manager for the AZL®  BlackRock Capital Appreciation Fund.

The entry for BlackRock Capital Appreciation Fund, in the table of Other Managed Accounts, on page 57, is revised to delete the entries for Jeffery Lindsay and Edward P. Dowd and to add the following as of 01/02/2013:

Fund	Portfolio Manager	Other Registered Investment Company Accounts/ Assets Under Management	Other Pooled Investment Vehicles/ Assets Under Management	Other Accounts/ Assets Under Management
BlackRock Capital Appreciation Fund	Lawrence Kemp	9 / $8.67 billion	5 / $ 391.5 million	9 / $2.05 billion

*   *   *   *   *

2.	At a meeting held December 5, 2012, the Board of Trustees approved the merger of the following Acquired Fund into the corresponding Acquiring Fund.

Acquired Fund	Acquiring Fund
AZL Allianz AGIC Opportunity Fund	AZL Oppenheimer Discovery Fund
Completion of the merger is subject to a number of conditions, including approval by shareholders of the Acquired Fund.  It is currently anticipated that proxy materials regarding the merger will be distributed to shareholders of the Acquired Fund in the first quarter of 2013, and that a special meeting of shareholders to consider the merger will be held in the second quarter of 2013.  Subject to satisfaction of these and other conditions of the merger, it is anticipated that the merger will become effective as soon as practicable following shareholder approval.

*   *   *   *   *

3.
Effective as of February 20, 2013, all references to J. Patrick Rogers are deleted as a portfolio manager for the AZL® Gateway Fund, and Kenneth H. Toft is added as a portfolio manager for the AZL® Gateway Fund.

The entry for Gateway Fund, in the table of Other Managed Accounts, on page 58, is revised to delete the entry for J. Patrick Rogers and to add Kenneth H. Toft as of 02/20/2013:

Fund	Portfolio Manager	Other Registered Investment Company Accounts/ Assets Under Management	Other Pooled Investment Vehicles/ Assets Under Management	Other Accounts/ Assets Under Management
Gateway Fund	Kenneth H. Toft	6 / $9.1 billion	1 / $17 million	9 / $249 million

AZLSAI-003-0512